Significant Collaboration Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Significant Collaboration Transactions [Abstract]
Significant Collaboration Transactions
17. Significant Collaboration Transactions
Arcaea LLC (FKA Kalo Ingredients, LLC)
Summary of Arrangement
Arcaea was formed in March 2021 to focus on the application of synthetic biology in the personal care products industry. In March 2021, the Company entered into (i) an Intellectual Property Contribution Agreement (“Arcaea IP Agreement”) that granted Arcaea a license to certain of the Company’s intellectual property, (ii) a Technical Development Agreement (“Arcaea TDA”) that establishes the terms under which the Company will provide technical research and development services, and (iii) a Common Unit Issuance Agreement (“Arcaea CUIA”) which compensates the Company for its intellectual property contribution. Contemporaneous with these transactions, Arcaea entered into a Series A Preferred Unit Purchase Agreement under which it sold 1,755,000 Series A preferred units to certain of the Company’s investors, for aggregate proceeds of approximately $19.5 million. The Series A Preferred Unit Purchase Agreement provided for the sale and issuance of up to an additional 7,245,000 Series A preferred units subsequent to the initial closing. In subsequent closings through September 30, 2021, Arcaea issued an additional 5,139,900 Series A preferred units to existing and third-party investors for aggregate proceeds of approximately $57.1 million and closed its Series A preferred unit financing. As a result, the Company received an additional 5,229,900 common units in Arcaea for total consideration of $35.5 million.
Under the Arcaea IP Agreement, the Company licensed certain intellectual property to Arcaea for use in the development or the production of Arcaea’s products that the parties will subsequently agree to research and develop under technical development plans (“TDPs”). The license rights provide Arcaea with the ability to commercialize the specified products from the corresponding TDP under the Arcaea TDA. In return for the license to the intellectual property, Arcaea has agreed to issue the Company up to 9,000,000 common units in accordance with certain terms and conditions set forth within the agreements. The Company received 1,755,000 common units upon execution of the Arcaea CUIA and an additional 5,229,900 common units upon closing of the Series A preferred unit financing in July 2021 (as discussed above). No additional common units are expected to be issued to the Company.
Under the Arcaea TDA, the parties jointly agree on TDPs, through equal representation on a joint steering committee, under which the Company will perform agreed-upon research and development services in return for consideration on a cost-plus basis for all services provided.
Accounting Analysis
The common unit investment in Arcaea is considered an equity method investment as a result of the Company’s ability to exercise significant influence over Arcaea’s financial and operating policies through its ownership of common units. The initial carrying value of the equity method investment in Arcaea is the fair value of the common units of $11.9 million received in exchange for the Arcaea IP Agreement which, as discussed below, was accounted for as deferred revenue at inception. The fair value of Arcaea’s common units was determined at inception of the agreements using the option pricing method. The option pricing method used a back-solve methodology to infer the total equity value based on the pricing of the Series A preferred unit financing, which was contemporaneous with the Arcaea IP Agreement. Further, the Company determined the rights to up to an additional 7,245,000 common units did not meet the definition of a freestanding financial instrument and are not representative of a derivative. The right to the additional common units is considered variable consideration that is fully constrained at inception and until the contingencies related to the issuance of the additional shares are resolved.
The Series A preferred units issued by Arcaea receive a liquidation preference prior to common units. As such, the Company concluded that this represents a substantive profit-sharing arrangement, and the Company is recognizing earnings and losses on the equity method investment using the HLBV method. The Company recorded a $11.9 million loss on its equity method investment in Arcaea during the first quarter in 2021. The loss allocated to the Company primarily relates to Arcaea’s accounting for the non-cash
consideration related to the Arcaea IP Agreement as
in-process
research and development, which resulted in the full value of the Company’s intellectual property contribution being expensed in the first quarter of 2021. As of September 30, 2021, the carrying value of the equity method investment in Arcaea has been reduced to zero. There is no commitment for the Company to provide further financial support to Arcaea, and therefore the carrying value of the equity method investment will not be reduced below zero.
The relationship with Arcaea is a vendor-customer relationship and is within the scope of ASC 606, as the provision of services and corresponding license rights are considered a part of the Company’s ordinary activities. The common units issued to the Company represent non-cash
consideration. While the Arcaea TDA has been executed by the parties and provides the payments terms for future services, the Arcaea TDA does not provide for any transfer of goods or services between the parties. However, the Company will provide licenses and services upon execution of the contemplated TDPs. Accordingly, the Company concluded that the Arcaea TDA, in combination with the Arcaea CUIA, met the definition of a contract under ASC 606. Each TDP executed under the Arcaea TDA will be accounted for in accordance with ASC 606.
The Company’s performance obligations under the contract consist of ten material rights to future technical research and development services and commercial licenses under individual TDPs that the Company expects to execute under the Arcaea TDA. The material rights represent an advance payment for the license rights, which will be granted upon the execution of future TDPs. As there is no additional payment for these license rights when future TDPs are executed, the Company has determined that there is a material right associated with each of the contemplated additional TDPs under the Arcaea TDA. The Company has allocated approximately $1.2 million of the upfront non-cash
consideration to each of the ten material rights based on the estimated standalone selling price of the performance obligations. During the nine months ended September 30, 2021, the additional non-cash
consideration received of $35.5 million, which is representative of previously constrained variable consideration, was allocated to each of the ten performance obligations under the arrangement with Arcaea of $3.6 million each consistent with the initial relative selling price allocation. Unexercised material rights are recorded as non-current
deferred revenue until such time as the parties execute a TDP conveying a commercial license.
Upon the execution of a TDP underlying a material right, the Company is obligated to provide technical research and development services under the TDP and a license to applicable patents and other intellectual property designed and developed under the TDP. The technical research and development services and license provided under a TDP are highly interdependent and interrelated with one another. Without the Company’s knowledge, expertise, and platform, there would not be a licensable strain or other commercializable product to transfer to Arcaea. Further, Arcaea has rights to development intellectual property created as part of each TDP, irrespective of the result of the development. Therefore, each executed TDP underlying a material right consists of one combined performance obligation for the technical research and development services and license to be provided by the Company.
For each TDP underlying a material right, the transaction price consists of variable consideration for the most likely amount of estimated consideration to be received under the cost-plus arrangement and non-cash
consideration allocated to the material rights. As the services performed by the Company under a TDP create or enhance an asset that Arcaea controls as the asset is created or enhanced, the Company satisfies the performance obligation and recognizes revenue over time. The Company uses an input method that compares total costs incurred relative to total estimated cost to complete to estimate progress under the contract. Any revisions to the estimated total budgeted costs to complete, and the resulting impact to revenue recognition, are reflected in the period of the change through a cumulative catch-up
adjustment.
As of September 30, 2021, the Company had a deferred revenue balance of $47.4 million with Arcaea, consisting of non-cash
equity consideration received. During the three and nine months ended September 30, 2021, the Company recognized $1.3 million and $2.5 million, respectively, from services provided to Arcaea.
Allonnia, LLC
Summary of Arrangement
Allonnia was formed in 2019 and focuses on the application of synthetic biology in the bioremediation space, leveraging the Company’s proprietary platform to develop solutions to treat waste streams through degrading or metabolizing contaminants of concern and recover and upcycle valuable materials from waste. In December 2019, the Company entered into (i) an Intellectual Property Contribution Agreement (“Allonnia IP Agreement”) that granted Allonnia a license to certain of the Company’s intellectual property, (ii) a Technical Development Agreement (“Allonnia TDA”) that establishes the terms under which the Company is providing technical development services, and (iii) a Common Unit Issuance Agreement (“Allonnia CUIA”) which provides for the issuance of common units of Allonnia to the Company in exchange for the license rights granted under the Allonnia IP Agreement. Contemporaneous with these agreements, Allonnia entered into a Series A Preferred Unit Purchase Agreement under which Allonnia sold 2,970,000 Series A preferred units to certain of the Company’s investors, as well as a third-party investor. Allonnia also agreed to issue an additional 630,000 Series A preferred units to a strategic partner as compensation for the delivery of future services to Allonnia. The Series A Preferred Unit Purchase Agreement also provided for the sale and issuance of up to an additional 5,400,000 Series A preferred units subsequent to the initial closing. Through December 31, 2020, Allonnia issued an additional 1,844,911 Series A preferred units, 180,000 of which were issued in exchange for the rights to certain intellectual property which will vest based on the achievement of milestones associated with the development of the intellectual property received. During the nine months ended September 30, 2021, Allonnia closed their Series A preferred unit financing and issued 22,500 Series A preferred units to an additional third-party investor.
Under the Allonnia IP Agreement, the Company licensed intellectual property to Allonnia for use in the development or the production of its products that the parties will subsequently agree to develop under TDPs.
The license rights provide Allonnia with the ability to commercialize the specified products from the corresponding strain or enzyme, which can only be developed by the Company under the Allonnia TDA. The Company received 3,600,000 common units as consideration for the license upon execution of the agreement and an additional 1,867,411 common units during the nine months ended September 30, 2021 in connection with the closing of the Series A preferred unit financing.
Under the Allonnia TDA, the parties jointly agree, through equal representation on a joint steering committee, on TDPs for specific strains and enzymes, in which the Company will perform agreed upon development services in return for consideration on a cost-plus basis for all services provided.
Accounting Analysis
The common unit investment in Allonnia is considered an equity method investment as a result of the Company’s ability to exercise significant influence over Allonnia’s financial and operating policies through its ownership of common units. The initial carrying value of the equity method investment in Allonnia, which was equal to the fair value of the common units received in exchange for the Allonnia IP Agreement of $24.5 million, was subsequently reduced to zero as a result of the application of the HLBV method and was recorded as a loss on equity method investments. In the second quarter of 2021, Allonnia issued an additional 22,500 Series A preferred units and closed their Series A preferred unit financing. As a result, the Company received an additional 1,867,411 common units for total consideration of $12.7 million. The additional consideration received resulted in an increase in the Company’s equity method investment in Allonnia of $12.7 million, which the Company subsequently reduced to zero as a result of the application of the HLBV method. Accordingly, the Company recorded a loss on its equity method investment in Allonnia of $12.7 million during the nine months ended September 30, 2021. As of September 30, 2021, the carrying value of the equity method investment in Allonnia remained at zero. There is no commitment for the Company to provide further financial support to Allonnia and therefore the carrying value of the equity method investment will not be reduced below zero. Therefore, no additional loss was recognized during the nine months ended September 30, 2021.
The relationship with Allonnia is a vendor-customer relationship and is within the scope of ASC 606 whereby the Company will provide licenses and services upon execution of the TDPs as outlined under the terms of the Allonnia TDA. The Company’s performance obligations under the contract consist of a combined service and license performance obligation related to the initial TDP executed in February 2020 and nine material rights, related to the estimated additional TDPs the parties expect to execute under the Allonnia TDA. The material rights represent an advance payment for the license rights which will be granted upon the execution of each TDP. As there is no additional payment for these license rights upon execution of a TDP, the Company has determined that there is a material right associated with each of the contemplated future TDPs. The Company initially allocated $2.5 million of the upfront non-cash
consideration to each of the ten performance obligations under the contract based on the estimated standalone selling price of the performance obligations. Unexercised material rights are recorded as non-current
deferred revenue until such time as the parties execute a TDP.
Upon the execution of each TDP, the Company is obligated to provide development services under the TDP and a license to applicable patents and other intellectual property to the products developed under the plan. Each executed TDP consists of one combined performance obligation for the license and research and development services to be performed by the Company.
The transaction price for each TDP consists of variable consideration for the most likely amount of estimated consideration to be received under the cost-plus arrangement and the non-cash
consideration allocated to the material rights. The Company recognizes revenue over time as it satisfies the respective performance obligations using an input method that compares total costs incurred relative to total estimated cost to complete to estimate progress under the contract. During the nine months ended September 30, 2021, the additional non-cash
consideration received of $12.7 million, which is representative of previously constrained variable consideration, was allocated to each of the ten performance obligations under the arrangement with Allonnia of $1.3 million each consistent with the initial relative selling price allocation. Additionally, a cumulative catch up in revenue was recognized for the TDPs in process.
As of September 30, 2021 and December 31, 2020, the Company had a deferred revenue balance of $38.0 million and $26.1 million, respectively, with Allonnia. During the three months ended September 30, 2021 and 2020, the Company recognized $0.9 million and $1.3 million, respectively, from services provided to Allonnia. During the nine months ended September 30, 2021 and 2020, the Company recognized $4.3 million and $2.8 million, respectively, from services provided to Allonnia.
Other Significant Collaboration Transactions
In addition to the activity discussed above related to Arcaea and Allonnia, the Company provided research and development services under existing collaboration arrangements with Joyn, Motif, Synlogic and Genomatica. During the three and nine months ended September 30, 2021, there were no material changes to the Company’s arrangements with its Platform Ventures and Structured Partnerships except as noted above. For a description of these arrangements and the related accounting conclusions, refer to Note 17 to the audited consolidated financial statements as of and for the years ended December 31, 2020 and 2019 included in the Company’s prospectus on Form 424(b)(3) as filed with the SEC on September 17, 2021. Refer to Notes 9 and 10 for additional details on the Company’s investments and Note 19 for a summary of transactions with related parties.

1
6
.    Significant Collaboration Transactions
Allonnia, LLC
Summary of Arrangement
Allonnia was formed in 2019 and focuses on the application of synthetic biology in the bioremediation space, leveraging Ginkgo’s proprietary platform to develop solutions for waste bioremediation and the biorecovery of rare earth elements or other substances from waste streams or waste deposits. In December 2019, the Company entered into (i) an Intellectual Property Contribution Agreement (“Allonnia IP Agreement”) that granted Allonnia a license to certain of the Company’s intellectual property, (ii) a Technical Development Agreement (“Allonnia TDA”) that establishes the terms under which the Company is providing technical development services, and (iii) a Common Unit Issuance Agreement (“CUIA”) which provides for the issuance of common units of Allonnia to the Company in exchange for the license rights granted under the Allonnia IP Agreement. Contemporaneous with these agreements, Allonnia entered into a Series A Preferred Unit Purchase Agreement under which Allonnia sold 2,970,000 Series A Preferred Units to certain of the Company’s investors, as well as a third-party investor, for aggregate proceeds of approximately $33.0 million. Allonnia also agreed to issue an additional 630,000 Series A Preferred Units to a strategic partner as compensation for the delivery of future services to Allonnia. The Series A Preferred Unit Purchase Agreement also provides for the sale and issuance of up to an additional 5,400,000 Series A Preferred Units subsequent to the initial closing. Subsequently, during the year ended December 31, 2020, Allonnia issued an additional 1,844,911 Series A Preferred Units, 1,664,911 of which were sold for aggregate proceeds of $18.5 million and 180,000 of which were issued in exchange for the rights to certain intellectual property which will vest based on the achievement of milestones associated with the development of the intellectual property received. In 2021, Allonnia issued an additional 22,500 Series A Preferred Units for aggregate proceeds of $0.2 million and closed their Series A Preferred Unit financing. As a result, the Company received an additional 1,867,411 common units in full satisfaction of the additional common unit right described in the following paragraph (Note 2
1
).
Under the Allonnia IP Agreement, the Company licensed intellectual property to Allonnia for use in the development or the production of its products that the parties will subsequently agree to develop under TDPs. The license rights provide Allonnia with the ability to commercialize the specified products from the corresponding strain or enzyme, which can only be developed by the Company under the Allonnia TDA. The Company received 3,600,000 common units as consideration for the license upon execution of the agreement. In addition, the Company is entitled to receive up to an additional 5,400,000 common units upon the issuance of additional Series A Preferred Units by Allonnia.
Under the Allonnia TDA, the parties jointly agree, through equal representation on a joint steering committee, on TDPs for specific strains and enzymes, in which the Company will perform agreed upon development services in return for consideration on a cost-plus basis for all services provided. As of December 31, 2020, the Company has entered into three TDPs with Allonnia.
Accounting Analysis
The Company concluded that Allonnia is a variable interest entity in which it holds a variable interest through its common unit interest. Allonnia was designed to function as a stand-alone entity with its own board of directors, employees, and operational infrastructure. While the Company was involved with the creation of Allonnia, has board representation, and is involved in the ongoing development activities of Allonnia through its participation on a joint steering committee (as provided for under the Allonnia TDA), the Company concluded this involvement does not give it the power to control the decisions with respect to the development activities of Allonnia, which are the most significant activities of Allonnia. The Company does not control Allonnia’s board of directors and there are no voting or consent agreements between the Company and the other members of Allonnia’s board of directors or the holders of the Series A Preferred Units. Further, the Company’s representation on the joint steering committee does not give it control over Allonnia’s development activities as all votes of the joint steering committee must pass by consensus and there is no agreement in place that would require Allonnia to vote in alignment with the Company. Accordingly, the Company is not the primary beneficiary of Allonnia as it does not control the decisions that most significantly impact Allonnia’s economic performance.
The common unit investment in Allonnia is considered an equity method investment as a result of the Company’s ability to exercise significant influence over the financial and operating policies through its ownership of common units. The initial carrying value of the equity method investment in Allonnia is the fair value of the common units of $24.5 million received in exchange for the Allonnia IP Agreement which, as discussed below, was accounted for as deferred revenue at inception. The fair value of Allonnia’s common units was determined at inception of the agreements using the option pricing method. The option pricing method used a back-solve methodology to infer the total equity value based on the pricing of the Series A Preferred Unit financing, which was contemporaneous with the Allonnia IP Agreement. Further, the Company determined the rights to up to an additional 5,400,000 common units did not meet the definition of a freestanding financial instrument and are not representative of a derivative. The right to the additional common units is considered variable consideration that is fully constrained at inception and until the contingencies related to the issuance of the additional shares are resolved. This contingency was resolved in 2021 when the Company and Allonnia agreed upon the additional 1,867,411 common units to be issued under the agreements (Note 2
1
).
The Series A Preferred Units issued by Allonnia receive a liquidation preference prior to common units. As such, the Company concluded that this represents a substantive profit-sharing arrangement, and the Company is recognizing earnings and losses on the equity method investment using the HLBV method. The Company recorded a loss on equity method investment of $24.5 million from inception through December 31, 2019. The loss allocated to the Company primarily relates to Allonnia’s accounting for the non-cash
consideration related to the Allonnia IP Agreement as
in-process
research and development, which resulted in the full value of the Company’s intellectual property contribution being expensed in the period ended December 31, 2019. As of December 31, 2019, the carrying value of the equity method investment in Allonnia has been reduced to zero. There is no commitment for the Company to provide further financial support to Allonnia and therefore the carrying value of the equity method investment will not be reduced below zero. As a result, no loss was recognized during the year ended December 31, 2020 on the equity method investment.
The relationship with Allonnia is a vendor-customer relationship and is within the scope of ASC 606 as the provision of services and corresponding license rights are considered a part of the Company’s ordinary activities and the common units represent non-cash
consideration. While the Allonnia TDA has been executed by the parties and provides the payments terms for future services, the Allonnia TDA does not provide for any transfer of goods or services between the parties. However, the Company will provide licenses and services upon execution of the contemplated TDPs. Accordingly, the Company concluded that the Allonnia TDA met the definition of a contract under ASC 606 and each TDP executed under the Allonnia TDA will be accounted for in accordance with ASC 606. There were no TDPs entered into during the year ended December 31, 2019, therefore, the non-cash
consideration of $24.5 million is recorded as deferred revenue, net of current portion on the Consolidated Balance Sheet as of December 31,
2019.

The Company’s performance obligations under the contract consist of a combined service and license performance obligation related to the initial TDP executed in February 2020 and nine material rights, related to the estimated additional TDPs the parties expect to execute under the Allonnia TDA. The material rights represent an advance payment for the license rights which will be granted upon the execution of each TDP. As there is no additional payment for these license rights upon execution of a TDP, the Company has determined that there is a material right associated with each of the contemplated future TDPs. The Company has allocated $2.5 million of the upfront non-cash
consideration to each of the ten performance obligations under the contract based on the estimated standalone selling price of the performance obligations. Unexercised material rights are recorded as non-current
deferred revenue until such time as the parties execute a TDP.
Upon the execution of each TDP, the Company is obligated to provide development services under the TDP and a license to applicable patents and other intellectual property to the ingredient developed under the plan. The license and research and development services under a TDP are highly interdependent and interrelated with one another. Without the Company’s knowledge, expertise, and platform, there would not be a licensable strain or other commercializable product to transfer to Allonnia. Further, Allonnia has rights to all development intellectual property created as part of each TDP, irrespective of the result of the development. Therefore, each executed TDP consists of one combined performance obligation for the license and research and development services to be performed by the Company.
For each TDP, the transaction price consists of variable consideration for the most likely amount of estimated consideration to be received under the cost-plus arrangement and the $2.5 million allocation of the fixed non-cash
consideration. As the services performed by the Company create or enhance an asset that Allonnia controls as the asset is created or enhanced, the Company satisfies the performance obligation and recognizes revenue over time. The Company uses an input method that compares total costs incurred relative to total estimated cost to complete to estimate progress under the contract. Any revisions to the estimated total budgeted costs to complete, and the resulting impact to revenue recognition, are reflected in the period of the change through a cumulative catch-up
adjustment. In 2021, the constraint was removed from the additional non-cash
consideration. The additional consideration of $12.7 million was allocated to all of the performance obligations under its arrangement with Allonnia consistent with the initial relative selling price allocation and a cumulative catch up was recognized for the TDPs in process (Note 2
1
).
As of December 31, 2020 and 2019, the Company had a deferred revenue balance of $26.1 million and $24.5 million, respectively, with Allonnia. During the year ended December 31, 2020, the Company recognized $5.0 million from services provided to Allonnia. No revenue was recognized by the Company during the year ended December 31, 2019.
Glycosyn, LLC
Summary of Arrangement
In October 2018, the Company entered into a series of arrangements with Glycosyn, a biotech company developing components of human milk, to optimize and scale the production of human milk oligosaccharides (“HMOs”) for a suite of products that foster a healthy gut microbial ecology. Glycosyn has developed a portfolio of HMOs that can be produced at lab scale and the focus of the collaboration is to utilize the Company’s platform to more effectively optimize and enhance these existing HMOs-producing strains to scale up production, as well as develop new HMOs products.
The Glycosyn arrangements include (i) a Class C Unit Purchase Agreement (“Glycosyn Purchase Agreement”), (ii) a Foundry Terms of Service Agreement (“Glycosyn FSA”), and (iii) the Glycosyn Promissory Note.

Under the Glycosyn Purchase
Agreement, the Company purchased 80,142 Class C Units at a purchase price of $124.78 per unit for an aggregate purchase price of $10.0 million. Payment for the Class C Units was made with $1.0 million in cash paid at closing and the right for Glycosyn to utilize up to $9.0 million in Foundry services (“Glycosyn Prepaid Services”). The Class C Units have a liquidation preference over all other outstanding units equal to $10.0 million, plus any accrued or declared and unpaid distributions.
The Glycosyn FSA outlines the general terms and conditions under which the Company will perform services for Glycosyn. These services will, in turn, be performed under an executed TDP agreed to by both parties. Under an executed TDP, the Company will use commercially reasonable efforts to develop strains for the production of Glycosyn products. Further, the Company will grant Glycosyn certain licenses to any resulting product from each TDP to commercialize in the field of biosynthesis of oligosaccharides in microorganisms while the Company retains license rights outside of the field. The Company will charge for services based on its costs plus a fixed margin and apply amounts earned against the Glycosyn Prepaid Services. The first $1.0 million of services will be applied to the Glycosyn Prepaid Services. Thereafter, 25% of every invoice is applied to the Glycosyn Prepaid Services and 75% is payable in cash. Prior to its termination discussed below, the parties had executed one TDP.
The Glycosyn FSA can be terminated by mutual agreement, change in control or insolvency at any time during the term of the agreement. Glycosyn may terminate for convenience following the one-year
anniversary, provided notice is received by the Company no later than thirty days following the one-year
anniversary. Upon termination by mutual agreement, change in control, or insolvency, the Company is required to repay 50% of any unused Glycosyn Prepaid Services in cash or with Class C Units of Glycosyn at an amount equal to their then-current fair value. Upon termination for convenience by Glycosyn, the Company would be entitled to keep an amount equal to the cumulative amount invoiced against the Glycosyn Prepaid Services and the remainder would be payable to Glycosyn in cash or with Class C Units of Glycosyn at an amount based on their then current fair value.
In 2019, Glycosyn exercised their option to terminate the agreement in accordance with its contractual rights at the one-year
anniversary. In connection with the termination notice, the parties negotiated a Unit Repurchase Agreement and Amendment to the FSA which was executed on December 31, 2019 and resulted in (i) the Company returning all of its Class C Units holdings to Glycosyn, (ii) termination of all the Company’s obligations under the Glycosyn FSA, (iii) agreement to perform certain services in the future on a cost-plus fixed margin basis, (iv) an increase to the amount owed on the Glycosyn Promissory Note from $3.1 million to $5.7 million, which was the outstanding balance as of December 31, 2019, and (v) a modification to the terms of the Glycosyn Promissory Note to increase the interest rate, modify the payment terms and extend the maturity. As of December 31, 2020, the outstanding balance on the promissory note was $5.4 million. Refer to Note 4 for discussion of the Glycosyn Promissory Note.
Accounting Analysis
Prior to the termination, the Company accounted for its investment in Glycosyn’s Class C Units as an equity method investment as it held an approximate 18% equity interest in Glycosyn. The Company recorded the initial carrying value of its equity method investment at fair value, which the Company determined was $10.0 million. The fair value was determined by the Company with the assistance of a third-party valuation specialist and utilizes a discounted cash flow analysis of Glycosyn’s projected cash flows and the preferences of the LLC units in a distribution scenario. As the Class C Units receive a preferential distribution, the Company concluded that the shares contain a substantive profit-sharing arrangement. Accordingly, the Company recognized its share of earnings or losses from its equity method investment in Glycosyn using the HLBV method. During the year ended December 31, 2019, prior to the termination, the Company recorded a loss on equity method investment in Glycosyn of $1.3 million. Immediately prior to termination of the Glycosyn FSA, the carrying value of the equity method investment was $8.5 million.

While the Glycosyn FSA has been executed by the parties and provides the payment terms for future services, the Glycosyn FSA does not provide for any transfer of goods or services between the parties. However, there is an obligation that the Company will provide licenses and services upon execution of a TDP. Accordingly, at inception, the Company recorded deferred revenue of $9.0 million equal to the fair value of the equity received less the cash paid. Upon execution of a TDP, the Company will reduce the deferred revenue by the portion of the transaction price funded by the Glycosyn Prepaid Services. During the year ended December 31, 2019, the Company recognized $0.7 million of revenue related to the Glycosyn FSA. At the time of the termination of the Glycosyn FSA, the outstanding balance related to the Glycosyn Prepaid Services was $8.4 million, which was eliminated in conjunction with the termination of the Glycosyn FSA. Upon termination, the Company recognized a gain on termination of $1.5 million primarily attributable to the increase in loan receivable which is carried at fair value. The gain was recorded as a component of other income (expense), net on the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2019.
Motif FoodWorks, Inc.
Summary of Arrangement
Motif was incorporated in 2018 to focus on the application of synthetic biology in the food industry, leveraging the Ginkgo’s proprietary platform to develop alternative protein ingredients that reduce reliance on animal products. In September 2018, the Company entered into (i) an Intellectual Property Contribution Agreement (“Motif IP Agreement”) with Motif that granted Motif a license to certain of the Company’s intellectual property and (ii) a Technical Development Agreement (“Motif TDA”) that establishes the terms under which the Company is providing technical development services.
Under the Motif IP Agreement, the Company licensed intellectual property to Motif for use in strain development to produce ingredients that the parties will subsequently agree to develop under TDPs. The license rights provide Motif with the ability to commercialize the specified ingredients from the corresponding strain, which can only be developed by the Company under the Motif TDA. In return for the license to the intellectual property, Motif granted the Company 9,000,900 shares of common stock. Concurrent with the Motif IP Agreement, Motif also sold 8,100,720 shares of Series A preferred stock to certain of the Company’s investors, as well as third-party investors, for aggregate proceeds of approximately $90.0 million.
The Motif TDA governs the procurement of the Company’s expertise and technical development services to collaborate in the research, development, and commercialization of specified ingredients. Under the Motif TDA, the parties jointly agree on TDPs for specific ingredients, in which the Company will perform agreed upon development services in return for consideration on a cost-plus fixed margin basis for all services provided. At inception, the Company estimated that it would execute ten TDPs with Motif.
Accounting Analysis
The Company concluded that Motif is a variable interest entity in which it holds a variable interest through its common stock interest. Motif was designed to function as a stand-alone entity with its own board of directors, employees, and operational infrastructure. While the Company was involved with the creation of Motif, has board representation, and is involved in the ongoing development activities of Motif through its participation on a joint steering committee (as provided for under the Motif TDA), the Company concluded this involvement does not give it the power to control the decisions with respect to the development activities of Motif, which are the most significant activities of Motif. The Company does not control Motif’s board of directors and there are no voting or consent agreements between the Company and the other members of Motif’s board of directors or other investors. Further, the Company’s representation on the joint steering committee does not give it control over
Motif’s development activities as all votes of the joint steering committee must pass by consensus and there is no agreement in place that would require Motif to vote in alignment with the Company. Accordingly, the Company is not the primary beneficiary of Motif as it does not control the decisions that most significantly impact Motif’s economic performance.
The investment
in Motif common stock is considered an equity method investment as a result of the Company’s ability to exercise significant influence over the financial and operating policies through its common stock ownership. The initial carrying value of the equity method investment in Motif is the fair value of the common stock received in exchange for the Motif IP Agreement of $65.1 million which, as discussed below, is being accounted for as non-cash
consideration under ASC 606. As Motif’s Series A preferred stockholders receive a liquidation preference prior to common stock, the Company concluded that this represents a substantive profit-sharing arrangement. Accordingly, the Company is recognizing earnings and losses on the equity method investment using the HLBV method. The Company recorded a loss on equity method investment of $65.1 million from inception through December 31, 2018 which reduced the carrying value to zero. The loss allocated to the Company primarily relates to Motif’s accounting for the non-cash
consideration related to the Motif IP Agreement as
in-process
research and development, which resulted in the full value of Company’s intellectual property contribution being expensed in the period ended December 31, 2018, at which time the carrying value of the equity method investment in Motif had been reduced to zero. There is no commitment for the Company to provide further financial support to Motif and therefore the carrying value of the equity method investment will not be reduced below zero. As a result, no loss was recognized during the years ended December 31, 2020 and 2019 on the equity method investment.
The overall arrangement with Motif is a vendor-customer relationship and is within the scope of ASC 606 as the provision of development services and corresponding license rights are considered a part of the Company’s ordinary activities. The licenses contemplated under the Motif IP Agreement are contingent upon a TDP being agreed to by the parties under the Motif TDA and only relate to strains that are developed under a TDP. While the TDPs require approval by the parties, the parties initially estimated that ten TDPs would be negotiated under the arrangement.
The Company’s performance obligations under the Motif IP Agreement consist of ten material rights, related to the initial set of ingredients that the parties desired to develop in the first two years. The material rights represent an advance payment for the license rights which will be granted upon the execution of each TDP. As there is no additional payment for these license rights upon execution of a TDP, the Company has determined that there is a material right associated with each of the contemplated TDPs. The common stock received under the Motif IP Agreement is considered non-cash
consideration and has been recognized at fair value. The Company determined the fair value of the common stock was $65.1 million at inception of the agreement with the assistance of a third-party valuation specialist, which was initially recorded as non-current
deferred revenue. The option pricing model used a back-solve methodology to determine the total equity value based on the pricing of the Series A financing, which was contemporaneous with the Motif IP Agreement. The Company has allocated $6.5 million to each of the ten material rights. The Company allocated the transaction price based on the estimated standalone selling price of the material rights which is, in turn, based on the intrinsic value of the right and the probability of exercise.
Upon the execution of each TDP, the Company is obligated to provide development services under the TDP and a license to applicable patents and other intellectual property to the ingredient developed under the plan. The license and research and development services under a TDP are highly interdependent and interrelated with one another. Without the Company’s knowledge, expertise and platform, there would not be a licensable strain or other commercializable product to transfer to Motif. Further, Motif has rights to all development intellectual property created as part of each TDP, irrespective of the result of the development. Therefore, each executed TDP consists of one combined performance obligation for the license and research and development services to be performed by the Company.
For each TDP, the transaction price consists of variable consideration for the most likely amount of estimated consideration to be received under the cost-plus arrangement and the $6.5 million which was allocated to the associated material right under the Motif IP Agreement. As the services performed by the Company create or enhance an asset (i.e., the specified ingredient) that Motif controls as the asset is created or enhanced, the Company satisfies the performance obligation and recognizes revenue over time. The Company uses an input method that compares total costs incurred relative to total estimated cost to complete to estimate progress under the contract. Any revisions to the estimated total budgeted costs to complete, and the resulting impact to revenue recognition, are reflected in the period of the change through a cumulative catch-up
adjustment.
As of December 31, 2020 and 2019, the Company had a deferred revenue balance of $54.0 million and $62.5 million, respectively, with Motif. The Company recognized revenue of $20.8 million and $19.0 million from services provided to Motif during the years ended December 31, 2020 and 2019, respectively.
Genomatica, Inc.
2016 Genomatica Agreement
In 2016, the Company purchased Series A preferred stock of Genomatica, Inc. (“Genomatica”), a biotechnology company specializing in the development and manufacturing of intermediate and specialty chemicals from both sugar and alternative feedstocks. The Company also entered into a Collaboration Agreement with Genomatica (“Genomatica Collaboration”) in connection with the financing. The Genomatica Collaboration was entered into to share expertise on biotechnology solutions. Specifically, Genomatica provided the Company with scale-up
and process optimization functions, and the Company has provided Genomatica with certain technology development functions generally centered on high throughput strain engineering capabilities. The Genomatica Collaboration’s focus was on obtaining new customers for either party that could benefit from the combined expertise of both parties, and the agreement provides for profit-sharing allocations between Genomatica and the Company depending on the category of the potential product. Each party is responsible for their own costs incurred under an agreed upon TDP.
2018 Genomatica Agreement
In September 2018, the Company entered into a stock purchase agreement with Genomatica under which it received $40.0 million of Series B preferred stock from Genomatica. In lieu of cash consideration, the Company entered into a Foundry Terms of Service Agreement (“Genomatica FSA”) with Genomatica in which the Company would provide up to $40.0 million in services at no charge to Genomatica (“Initial Prepayment”). The Genomatica FSA terminated the Genomatica Collaboration and changed the pricing terms for work performed under TDPs to a cost-plus fixed margin agreement. Genomatica can apply a portion of the $40.0 million in prepaid services to outstanding invoices under the Genomatica FSA, subject to certain limitations that require cash payment for services over certain monthly thresholds. Further, while the Genomatica FSA replaced the Genomatica Collaboration, any fees that would have been paid to or by the Company under contracts previously governed by the Genomatica Collaboration continue to be shared between the parties. These amounts are either (i) added to, if payable to the Company, or (ii) reduced from, if payable to Genomatica, the balance of the prepaid services over the term of the arrangement, with certain restrictions. At the time of the execution of the Genomatica FSA, there was
 $19.1 million of potential consideration payable to the Company under the Genomatica Collaboration, which upon payment will contribute to the prepaid services balance, and $4.6 million

of potential payments to Genomatica, which upon payment will reduce the prepaid services balance. As of December 31, 2020, and 2019, the Company has received $6.9 million under the Genomatica FSA.
Accounting Analysis
The Company concluded that Genomatica is a variable interest entity in which it holds a variable interest through its preferred stock interest. While the Company holds a seat on Genomatica’s board of directors and participates in board decisions via such participation, it does not have the ability to control the board as there is no voting or consent agreement between the Company and other members of the board or preferred stockholders. Further, while the Company participates on the joint steering committee that governs the Genomatica FSA, all votes must be unanimous and there is no agreement in place that would require Genomatica to vote in alignment with the Company. Accordingly, the Company is not the primary beneficiary of Genomatica as it does not control the decisions that most significantly impact Genomatica’s economic performance.
The Company concluded the preferred stock investment was not in-substance
common stock and therefore did not qualify for accounting as an equity method investment. Rather, the Company concluded the preferred stock investment should be accounted for as an equity security as it represents an ownership interest in Genomatica that is not mandatorily redeemable nor does the Company have the unilateral right to redeem the preferred stock. Genomatica’s preferred stock is not exchange-traded and does not have a readily determinable fair value. Therefore, the Company accounts for the Genomatica preferred stock under the measurement alternative for equity investments that do not have a readily determinable fair value, which in this case is at historical cost. As of December 31, 2020, and 2019, the cost of the investment in Genomatica’s preferred stock was $55.0 million and is included in investments on the Consolidated Balance Sheets. As of December 31, 2020 and 2019, no adjustments have been recognized related to the preferred stock investment as a result of the application of the measurement alternative.
Under the Genomatica Collaboration, the Company was entitled to receive a portion of fees earned from third party customers of Genomatica that were within the scope of the agreement. The Company accounted for the collaboration under ASC 808, however the Company applied ASC 606 by analogy for measurement and recognition purposes. Under the Genomatica Collaboration, the Company’s promises consisted of (i) licenses to the Company’s intellectual property, related to the specified development work, and (ii) research and development services. The Company determined that there was a single, combined performance obligation consisting of research services and licenses to certain intellectual property. The Company recognized the revenue for the combined performance obligation using an over-time input method, as the Company’s performance under the contract created or enhanced the target product or strain as such product or strain was developed. The Company measured progress based on the cost incurred relative to total forecasted cost.
The Genomatica FSA represents a modification to the Genomatica Collaboration that resulted in a change in transaction price from milestones to a cost-plus fixed margin structure. The Genomatica FSA did not result in the addition of any distinct promised goods or services, and the Company’s remaining obligation post-modification was to finish the partially satisfied development work that had commenced under the Genomatica Collaboration. This performance obligation was satisfied during the year ended December 31, 2019.
As of December 31, 2020 and 2019, the Company had a deferred revenue balance of $30.1 million and $38.1 million, respectively, with Genomatica. During the years ended December 31, 2020 and 2019, the Company recognized revenue from services provided to Genomatica of $9.4 million and $6.2 million, respectively.

Joyn Bio, LLC
Summary of Arrangement
In September 2017, the Company and certain other investors formed Cooksonia for the purposes of holding the Company’s investment in Joyn. Concurrently, Cooksonia entered into a commitment agreement with Bayer CropScience LP (“Bayer”) to form Joyn. Joyn is focused on research, development, discovery, and commercialization of engineered microbes for use in agriculture. The initial program uses advanced techniques in biology to study and engineer naturally occurring soil microbes and their nitrogen-fixing genes to enable crops to produce their own fixed nitrogen and reduce the nitrogen fertilizer required.
The Company contributed $5.0 million in cash and certain intellectual property to Cooksonia in exchange for a 70% equity interest in Cooksonia (“Class A Units”). Cooksonia received $20.0 million in cash from another investor, who is a related party of the Company, for a 20% equity interest in Cooksonia (“Class B Units”). Cooksonia also received certain intellectual property from Genomatica and issued Genomatica a 10% equity interest in Cooksonia (“Cooksonia Class C Units”) and paid Genomatica $5.0 million in cash. Subsequently, Cooksonia contributed $20.0 million and all intellectual property received from the Company and Genomatica in exchange for a 50% equity interest in Joyn. Bayer contributed $20.0 million in cash funding plus specified intellectual property. In addition, Bayer committed to contribute up to an additional $60.0 million to be paid subject to certain funding procedures. In return, Bayer obtained a 50% equity interest in Joyn. The agreements may be terminated by mutual agreement, following a change in control, and for breach.
Joyn is governed by a Board of Managers (“Joyn Board”) comprised of equal representation of the Company and Bayer. The Joyn Board has all the rights, powers, obligations, and authority to manage the business and affairs of Joyn.
The Company also entered into a Foundry Services Agreement (“Joyn FSA”) with Joyn under which the Company will provide Joyn with technical services and preferred access to the Company’s facilities. Joyn paid the Company a non-refundable
$20.0 million prepayment for services to be provided under the Joyn FSA (“Joyn Prepaid Services”). The Joyn Prepaid Services can be utilized for technical services performed by the Company, its subcontractors, and third parties involved in the performance of the overall technical services. Amounts due to the Company are applied to the balance of Joyn Prepaid Services as earned. During the year ended December 31, 2019, Joyn made an additional $15.0 million prepayment for services (“Joyn Additional Prepaid Services”). Under certain Joyn termination scenarios, any amount of unused Joyn Additional Prepaid Services shall be repaid by the Company to Joyn. There were no additional prepayments during the year ended December 31, 2020.
Accounting Analysis
From inception, the Company’s investment in Cooksonia has represented a controlling financial interest, resulting in consolidation of Cooksonia within Company’s consolidated financial statements. The Company concluded that Cooksonia is a variable interest entity and that it holds a variable interest in Cooksonia through its Class A Units. The Company is the primary beneficiary of Cooksonia as it controls the decisions that most significantly impact economic performance as the Company controls 100% of the board of directors and holds 70% of the equity in Cooksonia. The initial cash and in-kind
contributions the Company made to Cooksonia have been recorded at carrying value as the transaction was with entities under common control. All assets of Cooksonia after the initial investments, net of the amounts paid to Genomatica, were contributed to Joyn for a 50% equity interest in Joyn. The Company presents the non-controlling
interest attributable to the other investors’ equity interest in Cooksonia as a component of stockholder’s equity. The initial carrying value of the Company’s equity interest in Cooksonia was $13.1 million, comprised of the initial $5.0 million cash investment and an $8.1 million adjustment for Cooksonia’s claim on net assets in accordance with ASC 810,
Consolidation
(“ASC 810”) recognized to reflect a certain investor’s liquidation preference in a termination event that represents a substantive profit-sharing agreement. The initial carrying value of the non-controlling
interest was comprised of cash and intellectual property contributions from the other investors of $29.7 million, less the $8.1 million adjustment for the non-controlling
interest holders’ claim on the net assets of Cooksonia.
With respect to Cooksonia’s investment in Joyn, as Cooksonia does not control the Joyn Board, it does not have the power to control the decisions related to the development activities of Joyn, which are the most significant activities of Joyn. Accordingly, the Company concluded that Cooksonia is not the primary beneficiary of Joyn as it does not control the decisions that most significantly impact Joyn’s economic performance.
Cooksonia accounts for its 50% equity interest in Joyn as an equity method investment based on the size of its equity interest and its influence on the board of directors. The equity method investment in Joyn was recorded at an initial carrying value of $97.9 million, which is the fair value of Cooksonia’s interest in Joyn. The fair value was determined by management with the assistance of a third-party valuation specialist. The option pricing model used a back-solve methodology to determine the total equity value based on the pricing of the Class B Units which were exchanged for cash. The license of intellectual property to Joyn has been accounted for under ASC 606 as described below. Upon liquidation, the net assets of Joyn are not distributed in accordance with each party’s respective ownership interest. Depending on the circumstances or type of liquidation event, Bayer or Cooksonia may receive certain preference payments or priority in the assets that are distributed. These preferences represent a substantive profit-sharing arrangement and, accordingly, Cooksonia recognizes earnings and losses on its equity method investment using the HLBV method. For the years ended December 31, 2020 and 2019, Cooksonia recognized a loss of $0.4 million and $1.7 million on its equity method investment, comprised of Cooksonia’s changes in claim on the net assets of Joyn as of December 31, 2020 and 2019, respectively.
For the years ended December 31, 2020 and 2019, Cooksonia’s net loss was $0.4 million and $1.7 million (comprised solely of the loss from its equity method investment in Joyn), of which $0.1 million and $0.5 million was attributable to the non-controlling
interests, respectively. As of December 31, 2020 and 2019, Cooksonia recognized its equity method investment in Joyn at $28.9 million and $29.3 million, respectively, which was the sole asset held by Cooksonia as of each period end and is included in the Consolidated Balance Sheets for the respective periods. No liabilities were held by Cooksonia as of December 31, 2020 and 2019.
The Company accounts separately under ASC 606 for Cooksonia’s contribution of its intellectual property and the services performed by the Company under technical project plans governed by the Joyn FSA. The Company accounts for the intellectual property sale and the technical services separately as the two agreements were not negotiated with a single commercial objective, the consideration under each agreement is not interdependent, and the intellectual property contribution from Cooksonia is separate and distinct from the research and development services performed under the Joyn FSA.
The Company considers the granting of licenses to the Company’s intellectual property as part of its ordinary business activities and, therefore, Cooksonia’s contribution of intellectual property to Joyn represents a contract with a customer. The intellectual property contains multiple licenses for which control transfers at inception and all revenue associated with the licenses was recognized during the year ended December 31, 2017.
The Joyn FSA functions as a master services agreement that provides the framework for the ongoing research and development services relationship between the Company and Joyn. The Joyn FSA does not create a contract under ASC 606 as it does not identify goods or services to be performed nor does it define consideration under the contract. Upon the execution of a technical project plan under the Joyn FSA, the arrangement qualifies as a contract under ASC 606.

The Company accounts for each technical project separately. Each technical project plan provides for distinct services in the context of the contract, has been separately negotiated with Joyn, focuses on different specified strains with separate scopes of work, and has its own budget. The sole performance obligation under each individual technical project plan consists of the research and development services as the requisite licenses were transferred prior to the execution of the technical project plans. The transaction price for each technical project plan is determined at plan inception based on the consideration that the Company negotiated in exchange for the services to be provided. The Company’s performance under each technical project plan creates or enhances assets under Joyn’s control. Joyn receives the benefits of the output of the research and development services which allow Joyn to make strategic business decisions on the direction of each product candidate. Therefore, the Company satisfies the respective performance obligations and recognizes revenue over time.
For the years ended December 31, 2020 and 2019, the Company recognized revenue from services provided to Joyn of $7.3 million and $9.3 million, respectively, for which the balance was applied against deferred revenue. As of December 31, 2020 and 2019, the Company had a deferred revenue balance of $9.9 million and $17.1 million, respectively, with Joyn, which represented the remaining balance of prepaid services as of each respective date. As of December 31, 2020, $9.9 million of the deferred revenue balance remains refundable under certain termination scenarios.
Amyris, Inc.
During 2017, the Company terminated its collaborative relationship with Amyris, Inc. (“Amyris”) as provided in the Amyris Collaboration Agreement and executed a settlement arrangement (“Partnership Agreement”) under which the Company is entitled to receive (i) value share payments owed to the Company under the Amyris Collaboration Agreement, (ii) payments of $0.8 million each quarter commencing on December 31, 2018 through the quarter ended September 30, 2022, and (iii) payments due under an interest bearing $12.0 million promissory note.
The parties amended the agreements during the year ended December 31, 2020 to defer certain payments and provide Amyris waivers for noncompliance with certain covenants. As of December 31, 2020, the Company was owed (i) the $12.0 million principal balance on the promissory note which matures on October 19, 2022 and (ii) payments under the Partnership Agreement, as amended, which includes quarterly payments of $0.2 million to $0.3 million through September 2022 and an end of term payment of $9.8 million on October 19, 2022.
The Company concluded that all amounts due are a settlement for accounting purposes as the payments are being made without any obligation from the Company to Amyris. The balance due on the promissory note and right to payments due under the Partnership Agreement are not recognized in the Company’s financial statements until the gain is realized. The Company recognizes any payments made under the Partnership Agreement and promissory note, including interest, when cash is received as other income (expense), net. During the years ended December 31, 2020 and 2019 the Company received payments of $8.3 million and $1.6 million, respectively, which are recorded as a component of other income (expense), net in the Consolidated Statements of Operations and Comprehensive Loss.
Synlogic, Inc.
Summary of Arrangement
In June 2019, the Company entered into several agreements with Synlogic, a publicly traded clinical-stage biopharmaceutical company focused on advancing drug discovery and development for synthetic biology-derived medicines. The Company entered into a Subscription Agreement with Synlogic whereby it purchased 6,340,771 shares of common stock at $9.00 per share for a total purchase price of $57.1 million, which represented a 19.9
%
equity interest in Synlogic. The Company also entered into a Warrant Agreement whereby it received the right to purchase 2,548,117 shares of common stock of Synlogic at an exercise price of $9.00 per share.
The Company made a
non-refundable
prepayment related to the exercise price of the warrant
equal to
$8.99 per share for a total payment of $22.9 million. The warrant is only exercisable to the extent the Company’s interest in Synlogic does not exceed 19.99%. The Company also entered into a Foundry Services Agreement (“Synlogic FSA”) whereby Synlogic provided $30.0 million in cash as a non-refundable
prepayment for Foundry services. The prepaid Foundry services can be utilized for development of collaboration strains. Services performed under the services agreement will be applied to the prepaid amount based on the contractual rates included in the contract, based on costs incurred plus a fixed margin. Work will be performed under the Synlogic FSA pursuant to TDPs. Each TDP will pursue the development of a specific collaboration strain and/or production protocol. The Synlogic FSA will terminate upon the earlier of the exhaustion of the prepayment amount in full or the fifth anniversary of the effective date of the agreement and may be extended in certain circumstances.
Accounting Analysis
The overall arrangement with Synlogic includes the Subscription Agreement whereby the Company purchased shares of Synlogic common stock, the Warrant Agreement whereby the Company prepaid a significant portion of the exercise price of the warrant to purchase Synlogic common stock, which is non-refundable,
and the Synlogic FSA whereby the Company will perform services for Synlogic. The Company concluded that these agreements should be considered one arrangement for accounting purposes as they were entered into at the same time and negotiated as a package with a single commercial objective.
The common stock investment in Synlogic is considered an equity method investment as the Company does not have a controlling financial interest in Synlogic but does have the ability to influence the financial and operating policies through its ownership of common stock. The Company has elected to apply the fair value option to account for the equity method investment. At inception, the fair value of the equity method investment in Synlogic was recorded at $35.8 million as a component of equity method investments on the Consolidated Balance Sheet. As of December 31, 2020 and 2019, the fair value of the equity method investment in Synlogic was $13.7 million and $16.4 million, respectively. For the years ended December 31, 2020 and 2019, the Company recorded a loss on its equity method investment of $2.7 million and $19.4 million, respectively, representing the decrease in fair value of Synlogic common stock, which is reflected in loss on equity method investments in the Consolidated Statements of Operations and Comprehensive Loss.
The Company has also elected to apply the fair value option to account for the warrant to purchase Synlogic common stock. At inception, the warrant was recorded at $14.4 million as a component of investments on the Consolidated Balance Sheet. As of December 31, 2020 and 2019, the fair value of the warrant was $5.5 million and $6.6 million, respectively, calculated as the value of the underlying common stock, less the related unpaid exercise price. For the years ended December 31, 2020 and 2019, the Company recorded a loss of $1.1 million and $7.8 million, respectively, representing the decrease in fair value of the warrant, which are reflected in loss on investments in the Consolidated Statements of Operations and Comprehensive Loss.
The Company elected to apply the fair value option to these instruments as the fair value of Synlogic’s common stock is objectively determinable based on quoted market prices in an active market for the identical securities. The Company’s equity method investment in Synlogic is the only equity method investment where the underlying equity instruments are traded in an active market.
For the Synlogic FSA and related TDPs, the Company concluded that the TDPs represent contracts with a customer and will be accounted for under ASC 606. At inception, Synlogic prepaid $30.0 million for services
under the Synlogic FSA. The prepaid services were reduced by $29.8 million, which represents the excess of the aggregate $80.0 million the Company paid to purchase Synlogic’s common stock and warrant over the respective fair values of those instruments. This resulted in deferred revenue at inception of $0.2 million which is being recognized over the period which the Company will provide services to Synlogic. The Company recognized revenue for services provided to Synlogic of $0.1 million for the year ended December 31, 2020 and less than $0.1 million for the year ended 2019. The Company had a deferred revenue balance with Synlogic that totaled $0.1 million each as of December 31, 2020 and 2019.
National Institutes of Health
In July 2020, the Company was awarded a letter contract with the National Institutes of Health (“NIH”) under NIH’s Rapid Acceleration of Diagnostics (“RADx”) initiative. The goal of RADx was to support a range of new lab-based
and
point-of-care
tests that could significantly increase the number, type and availability of
COVID-19
tests performed each day in the United States. This contract, which had a total award value of up to $40.5 million, was intended to increase the testing capacity for
COVID-19.
As of December 31, 2020, the Company had achieved milestone-based payments of $6.6 million under the NIH letter contract, which were recorded in other income, net in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2020. In October 2020, the parties agreed not to execute a definitive agreement for the additional milestones and no further amounts are expected to be recognized under this contract.
Octant, Inc.
In November 2020, the Company entered into a development and collaboration agreement with Octant, Inc. (“Octant”) to develop and disseminate a diagnostic test for
COVID-19.
Under the agreement, the Company made an upfront,
non-refundable
payment of $5.0 million in exchange for a license to Octant’s proprietary SwabSeq sequencing platform, which can be used to detect the presence of
COVID-19.
The SwabSeq technology can also be further developed for broader testing efforts for other respiratory illnesses, including the common cold and flu. As part of the arrangement, the Company will pay to Octant profit-sharing fees based on a percentage of the adjusted gross revenues earned at certain of its testing facilities utilizing SwabSeq technology. The $5.0 million upfront payment was determined to be in-process
research and development expense and was fully expensed when incurred. There were no profit-sharing payments related to this arrangement for the year ended December 31, 2020.